Secured Debt and Credit Facilities (Tables)	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Secured credit facility and long-term debt
Secured debt and credit facilities consisted of the following:

	March 31, 2012	December 31, 2011
Revolving credit facility	$—	$—
Other notes payable	4.7	4.7
Total	4.7	4.7
Less – current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$3.0	$3.4